Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities:
Net (loss) income for the year	$ (180,419,837)		$ (280,850,619)	$ (191,144,342)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	153,382,040	$ 7,792,655	156,704,513	150,439,491
Amortization of intangible assets	2,643,326	134,296
(Reversal) Impairment of wells, pipelines, properties, plant and equipment	(21,418,997)	(1,088,203)	151,444,560	(331,314,343)
Unsuccessful wells	15,443,086	784,594	6,164,624	29,106,084
Exploration costs	(2,171,218)		(1,447,761)	(2,022,826)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	16,885,264	857,865	17,063,671	3,771,287
Loss in sale of fixed assets				27,882,480
Gain on sale of share in joint ventures and associates	(701,171)	(35,623)	(3,139,103)	(15,211,039)
Disposal of held-for-sale current non-financial assets			2,808,360
Dividends			(180,675)	(293,397)
Effects of net present value of reserve for well abandonment	(6,953,200)	(353,261)	7,774,000	11,968,966
Profit (loss) sharing in investments	(1,527,012)		(360,440)	(2,135,845)
Decrease on available-for-sale financial assets			1,360,205
Impairment of goodwill				4,007,018
Net loss on available-for-sale financial assets			3,523,748
Unrealized foreign exchange loss (gain)	(19,762,208)	(1,004,029)	(16,685,439)	243,182,764
Interest expense	120,727,022	6,133,599	117,644,548	98,844,464
Interest income	(9,520,962)	(483,717)
Accounts receivable, accounts payable and derivative financial instruments	7,300,201		(123,501,225)	(89,784,505)
Inventories	(18,163,638)	(922,813)	(17,966,870)	(1,358,878)
Taxes	29,032,735
Other assets	(530,711)	(26,963)	(1,972,532)	(2,104,985)
Other assets and other liabilities	(14,757,363)
Employee benefits	53,604,884		50,065,396	47,293,069
Cash flows (used in) from operating activities	141,786,590	7,203,544	63,397,470	(41,898,082)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(108,960,689)		(91,859,465)	(151,408,480)
Resources from sale available-for-sale financial assets			8,026,836
Proceeds from the sale of assets	4,078,344		3,141,710	23,245,401
Business acquisition				(4,329,769)
Other assets	3,798,431
Cash flows used in investing activities	(101,083,914)	(5,135,622)	(80,690,919)	(132,492,849)
Financing activities:
Increase in equity due to Certificates of Contributions "A"				73,500,000
Loans obtained from financial institutions	899,769,012	45,713,234	704,715,468	841,991,767
Debt payments, principal only	(841,033,392)		(642,059,819)	(614,987,329)
Interest paid	(115,289,389)	(5,857,338)	(108,910,417)	(88,754,141)
Cash flows provided by financing activities:	(56,553,769)	(2,873,244)	(46,254,768)	211,750,297
Net (decrease) increase in cash and cash equivalents	(15,851,093)	(805,322)	(63,548,217)	37,359,366
Effects of change in cash value	(88,252)	(4,484)	(2,132,542)	16,804,267
Cash and cash equivalents at the beginning of the period	97,851,754	4,971,409	163,532,513	109,368,880
Cash and cash equivalents at the end of the period (Note 9)	81,912,409	$ 4,161,603	97,851,754	163,532,513
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income for the year	(180,365,050)		(280,844,898)	(191,311,476)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	1,274,179		1,155,881	1,066,033
Amortization of intangible assets	2,446,445
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	872,527		433,391	320,599
Profit (loss) sharing in investments	125,246,527		211,567,169	117,249,643
Unrealized foreign exchange loss (gain)	(19,726,271)		(13,526,153)	231,191,646
Interest expense	109,697,028		100,545,114	91,044,541
Interest income	(9,520,962)
Accounts receivable, accounts payable and derivative financial instruments	51,460,407		(88,496,967)	23,636,331
Inventories			(62,421)	83,317
Taxes	(8,881,300)
Other assets			(7,091,867)	(2,405,412)
Other assets and other liabilities	559,449
Employee benefits	10,519,603		18,829,768	2,591,000
Inter-company charges and deductions	(14,527,177)		7,284,124	(393,835,932)
Cash flows (used in) from operating activities	69,055,405		(50,206,859)	(120,369,710)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,162,685)		(1,436,926)	(2,172,586)
Other assets	3,586,010
(Increase) decrease due to Inter-company investing	(47,454,385)		25,611,359	(39,612,699)
Cash flows used in investing activities	(45,031,060)		24,174,433	(41,785,285)
Financing activities:
Increase in equity due to Certificates of Contributions "A"				73,500,000
Loans obtained from financial institutions	510,871,366		401,947,349	571,944,209
Debt payments, principal only	(450,353,531)		(327,703,729)	(372,809,166)
Interest paid	(106,313,795)		(93,755,698)	(82,008,347)
Cash flows provided by financing activities:	(45,795,960)		(19,512,078)	190,626,696
Net (decrease) increase in cash and cash equivalents	(21,771,615)		(45,544,504)	28,471,701
Effects of change in cash value				5,570,892
Cash and cash equivalents at the beginning of the period	46,959,103		92,503,607	58,461,014
Cash and cash equivalents at the end of the period (Note 9)	25,187,488		46,959,103	92,503,607
Subsidiary guarantors [member]
Operating activities:
Net (loss) income for the year	(127,551,718)		(206,484,532)	(139,410,398)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	149,747,232		152,607,943	146,545,307
Amortization of intangible assets	86,332
(Reversal) Impairment of wells, pipelines, properties, plant and equipment	(25,384,888)		145,302,407	(330,037,834)
Unsuccessful wells	15,443,086		6,164,624	29,106,084
Exploration costs	(2,171,218)		(1,447,761)	(2,022,826)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	12,226,128		14,687,229	2,658,625
Loss in sale of fixed assets				27,882,480
Gain on sale of share in joint ventures and associates	(10,257)		(3,139,103)	(15,211,039)
Disposal of held-for-sale current non-financial assets			2,808,360
Effects of net present value of reserve for well abandonment	(6,953,200)		7,774,000	11,968,966
Profit (loss) sharing in investments	(538,281)		(409,955)	(628,356)
Unrealized foreign exchange loss (gain)	446,523		(1,585,910)	6,754,046
Interest expense	9,577,370		15,736,420	5,687,502
Accounts receivable, accounts payable and derivative financial instruments	(70,278,499)		(14,214,566)	(158,449,370)
Inventories			(3,086,181)	3,508,494
Taxes	38,071,896
Other assets			(483,389)	(22,600,504)
Other assets and other liabilities	(12,071,857)
Employee benefits	44,858,697		31,489,785	136,354,337
Inter-company charges and deductions	81,240,429		(114,968,213)	(83,049,125)
Cash flows (used in) from operating activities	106,737,775		30,751,158	(380,943,611)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(103,408,759)		(87,274,561)	(147,786,686)
Proceeds from the sale of assets	14,568		3,863,072	23,611,009
Other assets	212,421
Cash flows used in investing activities	(103,181,770)		(83,411,489)	(124,175,677)
Financing activities:
Loans obtained from financial institutions				34,483,348
Debt payments, principal only	(6,662,318)		(7,981,937)	(6,414,441)
Interest paid	(7,857,926)		(13,991,633)	(4,706,946)
Inter-company increase (decrease) financing	8,620,192		83,716,743	464,488,030
Cash flows provided by financing activities:	(5,900,052)		61,743,173	487,849,991
Net (decrease) increase in cash and cash equivalents	(2,344,047)		9,082,842	(17,269,297)
Effects of change in cash value				20,371,126
Cash and cash equivalents at the beginning of the period	18,815,345		9,732,503	6,630,674
Cash and cash equivalents at the end of the period (Note 9)	16,471,298		18,815,345	9,732,503
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income for the year	2,305,189		(5,082,639)	22,160,755
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	2,360,629		2,940,689	2,828,151
Amortization of intangible assets	110,549
(Reversal) Impairment of wells, pipelines, properties, plant and equipment	3,965,891		6,142,153	(1,276,509)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	3,786,609		1,943,051	792,063
Gain on sale of share in joint ventures and associates	(690,914)
Dividends			(180,675)	(293,397)
Profit (loss) sharing in investments	(1,473,955)		49,515	(1,507,489)
Decrease on available-for-sale financial assets			1,360,205
Impairment of goodwill				4,007,018
Net loss on available-for-sale financial assets			3,523,748
Unrealized foreign exchange loss (gain)	(482,460)		(1,573,376)	5,237,072
Interest expense	1,452,624		1,363,014	2,112,421
Accounts receivable, accounts payable and derivative financial instruments	26,118,293		(20,789,692)	45,028,534
Inventories			(14,818,268)	(4,950,690)
Taxes	(157,861)
Other assets			551,233	(122,614)
Other assets and other liabilities	(3,244,955)
Employee benefits	(1,773,416)		(254,157)	(91,652,268)
Inter-company charges and deductions	(21,516,287)		514,270	48,435,633
Cash flows (used in) from operating activities	10,759,936		(24,310,929)	30,798,680
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(4,389,245)		(3,147,978)	(1,449,208)
Resources from sale available-for-sale financial assets			8,026,836
Proceeds from the sale of assets	4,063,776		(721,362)	(365,608)
Business acquisition				(4,329,769)
Cash flows used in investing activities	(325,469)		4,157,496	(6,144,585)
Financing activities:
Loans obtained from financial institutions	388,897,646		302,768,119	235,564,210
Debt payments, principal only	(384,017,543)		(306,374,153)	(235,763,722)
Interest paid	(1,117,668)		(1,163,086)	(2,038,848)
Inter-company increase (decrease) financing	(5,932,333)		(2,164,002)	3,741,227
Cash flows provided by financing activities:	(2,169,898)		(6,933,122)	1,502,867
Net (decrease) increase in cash and cash equivalents	8,264,569		(27,086,555)	26,156,962
Effects of change in cash value	(88,252)		(2,132,542)	(9,137,751)
Cash and cash equivalents at the beginning of the period	32,077,306		61,296,403	44,277,192
Cash and cash equivalents at the end of the period (Note 9)	40,253,622		32,077,306	61,296,403
Eliminations [member]
Operating activities:
Net (loss) income for the year	125,191,742		211,561,450	117,416,777
Adjustments to reconcile net loss to cash provided by operating activities:
Profit (loss) sharing in investments	(124,761,303)		(211,567,169)	(117,249,643)
Inter-company charges and deductions	(45,196,965)		107,169,819	428,449,424
Cash flows (used in) from operating activities	(44,766,526)		107,164,100	428,616,558
Investing activities:
(Increase) decrease due to Inter-company investing	47,454,385		(25,611,359)	39,612,699
Cash flows used in investing activities	47,454,385		(25,611,359)	39,612,699
Financing activities:
Inter-company increase (decrease) financing	(2,687,859)		(81,552,741)	(468,229,257)
Cash flows provided by financing activities:	$ (2,687,859)		$ (81,552,741)	$ (468,229,257)